Balance Sheets - USD ($)	Aug. 31, 2016	May 31, 2016	May 31, 2015
Current Assets:
Cash and cash equivalents	$ 115,783	$ 27,241	$ 44,101
Accounts receivable	264,353	1,692	1,206
Prepaid expenses		14,740	15,000
Inventory	250,073	12,887	18,879
Total current assets	630,209	56,560	79,186
Equipment, net of accumulated depreciation of $3,750	71,250
Other Assets:
Intangibles, net of accumulated amortization of $6,250	368,750
Total Assets	1,070,209	56,560	79,186
Current Liabilities
Accounts payable and accrued expenses	424,223	28,051	3,718
Customer advances		20,880
Note payable		18,500
Loans payable, net of capitalized financing costs of $95,525 and $ -0-, respectively	335,225
Convertible note payable	3,000	3,000	6,000
Loan payable - Stockholder	10,000	10,000	20,000
Total current liabilities	772,448	80,431	29,718
Convertible note payable, net of capitalized financing costs of $6,105 and $7,735, respectively	42,573	55,025
Line of credit, net of capitalized financing costs of $295,333 and $ -0-, respectively	354,667
Total Liabilities	1,169,688	135,456	29,718
Commitments and contingencies
Stockholders' Equity (Deficiency):
Series A Preferred stock, $0.001 par value; 10,000,000 shares authorized, 1,200,000 and 1,000,000 shares issued and outstanding	1,200	1,200	1,000
Common stock, $0.001 par value; 100,000,000 shares authorized, 14,112,151 and 13,040,471 shares issued and outstanding, respectively	14,112	13,040	12,169
Additional paid in capital	1,727,017	721,413	450,641
Accumulated deficit during development stage	(1,841,808)	(814,549)	(414,342)
Total stockholders' equity (deficiency)	(99,479)	(78,896)	49,468
Total liabilities and stockholders' equity (deficiency)	$ 1,070,209	$ 56,560	$ 79,186